FINANCIAL RISK MANAGEMENT - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 2,900	£ 2,340
Commitments and guarantees	127,369	127,684
Total contingents and commitments	130,269	130,024
Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	127,330	127,624
Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	39	60
Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,725	1,383
Commitments and guarantees	91,310	97,587
Total contingents and commitments	93,035	98,970
Not later than 1 year | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	91,310	97,587
Not later than 1 year | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	0
1–3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	548	242
Commitments and guarantees	8,256	15,524
Total contingents and commitments	8,804	15,766
1–3 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	8,256	15,506
1–3 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	0	18
3–5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	181	258
Commitments and guarantees	10,790	9,853
Total contingents and commitments	10,971	10,111
3–5 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	10,780	9,853
3–5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	10	0
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	446	457
Commitments and guarantees	17,013	4,720
Total contingents and commitments	17,459	5,177
Over 5 years £m | Lending commitments and guarantees
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	16,984	4,678
Over 5 years £m | Other commitments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Commitments and guarantees	29	42
Acceptances and endorsements
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	58	21
Acceptances and endorsements | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	58	21
Acceptances and endorsements | 1–3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | 3–5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Acceptances and endorsements | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	0	0
Other contingent liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	2,842	2,319
Other contingent liabilities | Not later than 1 year
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	1,667	1,362
Other contingent liabilities | 1–3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	548	242
Other contingent liabilities | 3–5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	181	258
Other contingent liabilities | Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments [Line Items]
Contingent liabilities	£ 446	£ 457